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Semiannual Report April 30, 2002



[GRAPHIC]                         EATON VANCE
                                  TAX-MANAGED
                                     VALUE
                                      FUND




[GRAPHIC]

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2002


[PHOTO]
MICHAEL R. MACH, CFA
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT

- The U.S. economy, still suffering the hangover effects of the slowdown which followed the largest expansion in U.S. history, is beginning to show signs of recovery. GDP showed a stronger-than-expected annualized gain of 5.8% in the first quarter, while consumer spending remained strong.

- Despite some encouraging news, a full-scale recovery cannot be declared as recent data have done little to clarify the overall U.S. economic outlook. Capital spending and business investment have yet to show signs of life, and unemployement continues to rise as corporations attempt to wring out the excess of the late 1990s.

THE FUND

  The Past Six Months

- During the six-months ended April 30, 2002, the Fund's Class A shares had a total return of 7.82%, the result of an increase in net asset value (NAV) from $11.77 to $12.69.(1)

- The Fund's Class B shares had a total return of 7.47% for the same period, the result of an increase in NAV from $11.25 to $12.09.(1)

- The Fund's Class C shares had a total return of 7.36% for the same period, the result of an increase in NAV from $11.55 to $12.40.(1)

- The Fund's Class D shares had a total return of 7.38% for the same period, the result of an increase in NAV from $9.48 to $10.18.(1)

- For comparison, during the six months ended April 30, 2002, the Russell 1000 Value Index had a return of 8.87%, and the S&P 500 Index had an average return of 2.31%.(2)


MANAGEMENT DISCUSSION

- The Tax-Managed Value Portfolio continues to pursue a strategy of investing in a diversified portfolio of companies characterized by strong business franchises, attractive earnings per share growth potential, and discounted valuations versus the broad market averages.

- In today's challenging financial markets, being able to preserve capital has been of critical importance. Our investment strategy is designed to preserve shareholder value by attempting to limit risks across several fronts. For example, being highly diversified has allowed the Portfolio to limit individual security and sector risk. Focusing on companies with strong and proven franchises has helped reduce the Portfolio's exposure to business risk. And only buying stocks with discount valuations has helped limit the Portfolio's exposure to stock price risk.

- Just as the Portfolio's investment strategy is designed to help preserve capital in challenging market environments, it's also positioned so shareholders may fully participate in the long-term returns available to equity investors. Over the last several months, the financial markets have been unusually volatile. This volatility has provided us with many opportunities to invest in companies with solid earnings growth potential and shares selling at what we believe will prove to be depressed levels of valuation. Going forward, we believe the Portfolio has the potential to move higher in value as the earnings of the companies held grow and from the likelihood that investors will start to apply higher valuation multiples to the increased level of earnings being generated by these many proven business franchises.

- In closing, I would like to thank each of you, my fellow shareholders, for your continued confidence and participation in Eaton Vance Tax-Managed Value Fund.


FUND INFORMATION
AS OF APRIL 30, 2002

PERFORMANCE(3)                CLASS A      CLASS B      CLASS C      CLASS D

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                       -1.93%       -2.66%       -2.75%       -2.77%
Life of Fund+                  10.72         8.64         9.89         1.59


SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                       -7.58%       -7.52%       -3.72%       -7.63%
Life of Fund+                   7.95         7.06         9.89        -2.84

+INCEPTION DATES -- CLASS A: 12/27/99; CLASS B: 1/18/00; CLASS C: 1/214/00;
 CLASS D: 3/15/01


TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS

Washington Mutual, Inc.                           2.63%
TJX Companies, Inc.                               2.53
General Dynamics Corp.                            2.48
Bank of America Corp.                             2.35
Citigroup, Inc.                                   2.35
Kimberly-Clark Corp.                              2.27
BP Amoco PLC-ADR                                  2.16
Chevron Texaco Corp.                              2.08
Conoco, Inc.                                      2.06
Fortune Brands, Inc.                              2.02

(1) These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B, Class C and Class D shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect the applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 22.93% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than that original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTIONS. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED VALUE FUND as of April 30, 2002

PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF APRIL 30, 2002

The table below sets forth the pre-tax and after-tax performance for all share classes of the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, and capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.


Average Annual Total Returns
(For the period ended April 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -1.93%       10.72%
Return After Taxes on Distributions             -1.93%       10.72%
Return After Taxes on Distributions             -1.18%        8.69%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -7.58%        7.95%
Return After Taxes on Distributions             -7.58%        7.95%
Return After Taxes on Distributions             -4.61%        6.42%
and Sale of Fund Shares


Average Annual Total Returns
(For the period ended April 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -2.75%        9.89%
Return After Taxes on Distributions             -2.75%        9.89%
Return After Taxes on Distributions             -1.67%        8.01%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -3.72%        9.89%
Return After Taxes on Distributions             -3.72%        9.89%
Return After Taxes on Distributions             -2.26%        8.01%
and Sale of Fund Shares


Average Annual Total Returns
(For the period ended April 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -2.66%        8.64%
Return After Taxes on Distributions             -2.66%        8.64%
Return After Taxes on Distributions             -1.62%        6.98%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -7.52%        7.06%
Return After Taxes on Distributions             -7.52%        7.06%
Return After Taxes on Distributions             -4.58%        5.69%
and Sale of Fund Shares


Average Annual Total Returns
(For the period ended April 30, 2002)

RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -2.77%        1.59%
Return After Taxes on Distributions             -2.77%        1.59%
Return After Taxes on Distributions             -1.69%        1.27%
and Sale of Fund Shares


RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                             -7.63%       -2.84%
Return After Taxes on Distributions             -7.63%       -2.84%
Return After Taxes on Distributions             -4.65%       -2.27%
and Sale of Fund Shares

Class A commenced operations on 12/27/99, Class B commenced operations on 1/18/00, Class C commenced operations 1/24/00 and Class D commneced operations on 3/15/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge while Returns at Net Asset Value (NAV) do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entitites. Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for that period because no distributions were paid paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principle value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed Value
   Portfolio, at value (identified cost,
   $579,785,130)                          $640,480,966
Receivable for Fund shares sold              2,471,317
------------------------------------------------------
TOTAL ASSETS                              $642,952,283
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,228,761
Payable to affiliate for distribution
   and service fees                            123,023
Payable to affiliate for Trustees' fees             77
Accrued expenses                               242,716
------------------------------------------------------
TOTAL LIABILITIES                         $  1,594,577
------------------------------------------------------
NET ASSETS                                $641,357,706
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $628,667,890
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (47,225,039)
Accumulated net investment loss               (780,981)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         60,695,836
------------------------------------------------------
TOTAL                                     $641,357,706
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $215,166,531
SHARES OUTSTANDING                          16,953,527
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.69
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.69)      $      13.46
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $209,739,634
SHARES OUTSTANDING                          17,354,922
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.09
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $206,982,640
SHARES OUTSTANDING                          16,687,637
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.40
------------------------------------------------------
Class D Shares
------------------------------------------------------
NET ASSETS                                $  9,468,901
SHARES OUTSTANDING                             930,122
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.18
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $23,178)             $ 3,977,032
Interest allocated from Portfolio             268,276
Expenses allocated from Portfolio          (2,004,282)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 2,241,026
-----------------------------------------------------

Expenses
-----------------------------------------------------
Administration fee                        $   420,965
Trustees' fees and expenses                     2,061
Distribution and service fees
   Class A                                    237,330
   Class B                                    923,197
   Class C                                    896,596
   Class D                                     37,323
Transfer and dividend disbursing agent
   fees                                       441,554
Printing and postage                           24,507
Custodian fee                                  18,167
Legal and accounting services                  13,974
Registration fees                                 473
Miscellaneous                                   5,860
-----------------------------------------------------
TOTAL EXPENSES                            $ 3,022,007
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (780,981)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,271,873)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,271,873)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $37,756,244
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $37,756,244
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,484,371
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $34,703,390
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (780,981) $       (856,935)
   Net realized loss                            (2,271,873)      (41,889,172)
   Net change in unrealized
      appreciation (depreciation)               37,756,244        12,552,829
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     34,703,390  $    (30,193,278)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     71,816,107  $    147,138,436
      Class B                                   63,064,299       145,761,624
      Class C                                   68,592,512       140,984,495
      Class D                                    4,142,912         5,719,624
   Cost of shares redeemed
      Class A                                  (21,795,479)      (15,066,898)
      Class B                                  (12,132,900)       (8,279,001)
      Class C                                  (12,015,798)      (10,047,675)
      Class D                                     (243,550)         (115,005)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    161,428,103  $    406,095,600
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    196,131,493  $    375,902,322
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $    445,226,213  $     69,323,891
----------------------------------------------------------------------------
AT END OF PERIOD                          $    641,357,706  $    445,226,213
----------------------------------------------------------------------------

Accumulated net investment loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $       (780,981) $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ------------------------
                                  (UNAUDITED)           2001         2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.770        $ 12.150       $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income (loss)          $  0.012        $  0.012       $(0.002)
Net realized and unrealized
   gain (loss)                           0.908          (0.392)        2.152
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.920        $ (0.380)      $ 2.150
------------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 12.690        $ 11.770       $12.150
------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.82%          (3.13)%       21.50%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $215,167        $152,849       $30,140
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.29%(4)        1.29%         1.71%(4)
   Net investment income
      (loss)                              0.22%(4)        0.17%        (0.06)%(4)
Portfolio Turnover of the
   Fund(5)                                  --              83%          128%
Portfolio Turnover of the
   Portfolio                                81%             45%(6)        --
------------------------------------------------------------------------------

 (1) For the period from the start of business, December 27, 1999, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ------------------------
                                  (UNAUDITED)           2001         2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.250        $ 11.710       $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $ (0.028)       $ (0.039)      $(0.029)
Net realized and unrealized
   gain (loss)                           0.868          (0.421)        1.739
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.840        $ (0.460)      $ 1.710
------------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 12.090        $ 11.250       $11.710
------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.47%          (3.93)%       17.10%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $209,740        $147,570       $20,690
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.04%(4)        2.04%         2.45%(4)
   Net investment loss                   (0.53)%(4)      (0.59)%       (0.78)%(4)
Portfolio Turnover of the
   Fund(5)                                  --              83%          128%
Portfolio Turnover of the
   Portfolio                                81%             45%(6)        --
------------------------------------------------------------------------------

 (1) For the period from the start of business, January 18, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  --------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2002      ------------------------
                                  (UNAUDITED)           2001         2000(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 11.550        $ 12.020       $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                   $ (0.029)       $ (0.041)      $(0.027)
Net realized and unrealized
   gain (loss)                           0.879          (0.429)        2.047
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  0.850        $ (0.470)      $ 2.020
------------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $ 12.400        $ 11.550       $12.020
------------------------------------------------------------------------------

TOTAL RETURN(2)                           7.36%          (3.91)%       20.20%
------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $206,983        $139,653       $18,494
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.04%(4)        2.04%         2.46%(4)
   Net investment loss                   (0.53)%(4)      (0.59)%       (0.81)%(4)
Portfolio Turnover of the
   Fund(5)                                  --              83%          128%
Portfolio Turnover of the
   Portfolio                                81%             45%(6)        --
------------------------------------------------------------------------------

 (1) For the period from the start of business, January 24, 2000, to October 31, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS D
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2002      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.480                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss                   $(0.022)                $(0.021)
Net realized and unrealized
   gain (loss)                          0.722                  (0.499)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.700                 $(0.520)
-----------------------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                             $10.180                 $ 9.480
-----------------------------------------------------------------------------

TOTAL RETURN(2)                          7.38%                  (5.20)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,469                 $ 5,154
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.04%(4)                2.03%(4)
   Net investment loss                  (0.54)%(4)              (0.65)%(4)
Portfolio Turnover of the
   Fund(5)                                 --                      83%
Portfolio Turnover of the
   Portfolio                               81%                     45%(6)
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001, to October 31, 2001.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5) Represents the rate of portfolio activity for the period during which the fund was making investments directly in securities.
 (6) For the period from the commencement of the Portfolio's operations, July 23, 2001 to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B, Class C, and Class D shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6).
   Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.2% at April 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $44,929,910 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008 ($3,032,527), and on October 31, 2009 ($41,897,383).

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------------
    Sales                                            5,700,285                 11,738,471
    Redemptions                                     (1,730,754)                (1,235,053)
    -------------------------------------------------------------------------------------
    NET INCREASE                                     3,969,531                 10,503,418
    -------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------------
    Sales                                            5,249,821                 12,053,273
    Redemptions                                     (1,009,170)                  (706,252)
    -------------------------------------------------------------------------------------
    NET INCREASE                                     4,240,651                 11,347,021
    -------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2001
    -------------------------------------------------------------------------------------
    Sales                                            5,566,723                 11,398,616
    Redemptions                                       (972,603)                  (843,846)
    -------------------------------------------------------------------------------------
    NET INCREASE                                     4,594,120                 10,554,770
    -------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2002    YEAR ENDED
    CLASS D                                   (UNAUDITED)       OCTOBER 31, 2001(1)
    -------------------------------------------------------------------------------------
    Sales                                              410,063                    555,461
    Redemptions                                        (23,647)                   (11,755)
    -------------------------------------------------------------------------------------
    NET INCREASE                                       386,416                    543,706
    -------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 15, 2001 to October 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administrative fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of the average daily net assets of the Fund. For the six months ended April 30, 2002, the administration fee amounted to $420,965. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administrative fees earned by EVM and BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $175,108 as its portion of the sales charge on sales of Class A for the six months ended April 30, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C, and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C, and Class D shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5%, 6.25%, and 5% of the aggregate amount received by the Fund for the Class B, Class C, and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $692,398, $672,447 and $27,992 for Class B, Class C, and Class D shares, respectively, to or payable to EVD for the six months ended
   April 30, 2002, representing 0.75% (annualized) of the average daily net assets for Class B, Class C, and Class D shares, respectively. At April 30, 2002, the amount of Uncovered Distribution

EATON VANCE TAX-MANAGED VALUE FUND AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Charges of EVD calculated under the Plans was approximately $8,116,000, $14,987,000 and $450,000 for Class B, Class C, and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C, and Class D shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2002 amounted to $237,330, $230,799, $224,149 and $9,331 for Class A, Class B,
   Class C, and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C, and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C, and Class D Plans, respectively (see Note 5). CDSC received on Class B, Class C, and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $298,000, $38,000, and $13,000 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares, respectively for the six months ended April 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $208,948,694 and $48,640,243, respectively, for the six months ended
   April 30, 2002.

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 95.6%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.7%
-----------------------------------------------------------------------
The Interpublic Group of Companies, Inc.      150,000      $  4,632,000
-----------------------------------------------------------------------
                                                           $  4,632,000
-----------------------------------------------------------------------
Aerospace and Defense -- 5.1%
-----------------------------------------------------------------------
General Dynamics Corp.                        165,000      $ 16,019,850
Northrop Grumman Corp.                         55,000         6,636,300
United Technologies Corp.                     150,000        10,525,500
-----------------------------------------------------------------------
                                                           $ 33,181,650
-----------------------------------------------------------------------
Auto Parts and Equipment -- 1.0%
-----------------------------------------------------------------------
Johnson Controls, Inc.                         75,000      $  6,468,750
-----------------------------------------------------------------------
                                                           $  6,468,750
-----------------------------------------------------------------------
Banks - Regional -- 11.3%
-----------------------------------------------------------------------
Bank of America Corp.                         210,000      $ 15,220,800
Charter One Financial, Inc.                   150,000         5,307,000
FleetBoston Financial Corp.                   175,000         6,177,500
M&T Bank Corp.                                 50,000         4,269,000
TCF Financial Corp.                            75,000         3,903,750
U.S. Bancorp                                  225,000         5,332,500
Wachovia Corp.                                150,000         5,706,000
Washington Mutual, Inc.                       450,000        16,978,500
Wells Fargo & Co.                             200,000        10,230,000
-----------------------------------------------------------------------
                                                           $ 73,125,050
-----------------------------------------------------------------------
Building Products -- 0.6%
-----------------------------------------------------------------------
American Standard Companies, Inc.(1)           50,000      $  3,735,000
-----------------------------------------------------------------------
                                                           $  3,735,000
-----------------------------------------------------------------------
Chemicals -- 2.1%
-----------------------------------------------------------------------
Air Products and Chemicals, Inc.              200,000      $  9,610,000
Rohm and Haas Co.                             100,000         3,711,000
-----------------------------------------------------------------------
                                                           $ 13,321,000
-----------------------------------------------------------------------
Communications Services -- 3.0%
-----------------------------------------------------------------------
ALLTEL Corp.                                   75,000      $  3,712,500
BCE, Inc.                                     450,000         7,870,500
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
Sprint Corp. (FON Group)                      500,000      $  7,925,000
-----------------------------------------------------------------------
                                                           $ 19,508,000
-----------------------------------------------------------------------
Computer Services -- 1.2%
-----------------------------------------------------------------------
Computer Sciences Corp.(1)                     75,000      $  3,363,750
Electronic Data Systems Corp.                  65,000         3,526,900
Fair, Isaac and Co., Inc.                      15,800           880,692
-----------------------------------------------------------------------
                                                           $  7,771,342
-----------------------------------------------------------------------
Computers and Business Equipment -- 0.6%
-----------------------------------------------------------------------
Diebold, Inc.                                 100,000      $  3,782,000
-----------------------------------------------------------------------
                                                           $  3,782,000
-----------------------------------------------------------------------
Diversified Energy Provider -- 3.1%
-----------------------------------------------------------------------
El Paso Corp.                                 100,000      $  4,000,000
Exelon Corp.                                  150,000         8,145,000
TXU Corp.                                     150,000         8,163,000
-----------------------------------------------------------------------
                                                           $ 20,308,000
-----------------------------------------------------------------------
Diversified Health Care Products -- 2.0%
-----------------------------------------------------------------------
Abbott Laboratories                           135,000      $  7,283,250
Becton Dickinson and Co.                      150,000         5,575,500
-----------------------------------------------------------------------
                                                           $ 12,858,750
-----------------------------------------------------------------------
Electric Utilities -- 3.3%
-----------------------------------------------------------------------
Dominion Resources, Inc.                      175,000      $ 11,623,500
Duke Energy Corp.                             250,000         9,582,500
-----------------------------------------------------------------------
                                                           $ 21,206,000
-----------------------------------------------------------------------
Electronic Components - Instruments -- 0.7%
-----------------------------------------------------------------------
Agilent Technologies, Inc.(1)                 150,000      $  4,507,500
-----------------------------------------------------------------------
                                                           $  4,507,500
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 0.9%
-----------------------------------------------------------------------
Celestica, Inc.(1)                            200,000      $  5,540,000
-----------------------------------------------------------------------
                                                           $  5,540,000
-----------------------------------------------------------------------
Financial Services -- 9.3%
-----------------------------------------------------------------------
Citigroup, Inc.                               350,000      $ 15,155,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Financial Services (continued)
-----------------------------------------------------------------------
Dun & Bradstreet Corp.(1)                     100,000      $  3,851,000
Federated Investors, Inc.                     100,000         3,206,000
Freddie Mac                                   175,000        11,436,250
H&R Block, Inc.                                85,000         3,410,200
Legg Mason, Inc.                               75,000         3,768,000
Mellon Financial Corp.                        250,000         9,440,000
PNC Financial Services Group                  175,000         9,651,250
-----------------------------------------------------------------------
                                                           $ 59,917,700
-----------------------------------------------------------------------
Foods -- 3.2%
-----------------------------------------------------------------------
Kraft Foods, Inc.                             200,000      $  8,208,000
Sara Lee Corp.                                600,000        12,708,000
-----------------------------------------------------------------------
                                                           $ 20,916,000
-----------------------------------------------------------------------
Furniture Retailer -- 0.4%
-----------------------------------------------------------------------
Haverty Furniture Co., Inc.                   150,000      $  2,835,000
-----------------------------------------------------------------------
                                                           $  2,835,000
-----------------------------------------------------------------------
Health Care Services -- 1.1%
-----------------------------------------------------------------------
Unitedhealth Group Inc.                        80,000      $  7,024,800
-----------------------------------------------------------------------
                                                           $  7,024,800
-----------------------------------------------------------------------
Household Products -- 2.3%
-----------------------------------------------------------------------
Kimberly-Clark Corp.                          225,000      $ 14,652,000
-----------------------------------------------------------------------
                                                           $ 14,652,000
-----------------------------------------------------------------------
Instrumentation -- 0.5%
-----------------------------------------------------------------------
Thermo Electron Corp.(1)                      175,000      $  3,307,500
-----------------------------------------------------------------------
                                                           $  3,307,500
-----------------------------------------------------------------------
Insurance -- 7.4%
-----------------------------------------------------------------------
American International Group, Inc.             85,000      $  5,875,200
Hartford Financial Services Group, Inc.       165,000        11,434,500
MetLife, Inc.                                 300,000        10,242,000
Progressive Corp.                             150,000         8,625,000
XL Capital Ltd. - Class A                     125,000        11,793,750
-----------------------------------------------------------------------
                                                           $ 47,970,450
-----------------------------------------------------------------------
Integrated Oil and Gas -- 6.3%
-----------------------------------------------------------------------
BP Amoco PLC - ADR                            275,000      $ 13,970,000
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Integrated Oil and Gas (continued)
-----------------------------------------------------------------------
ChevronTexaco Corp.                           155,000      $ 13,440,050
Conoco, Inc.                                  475,000        13,323,750
-----------------------------------------------------------------------
                                                           $ 40,733,800
-----------------------------------------------------------------------
Investment Services -- 1.1%
-----------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                125,000      $  7,375,000
-----------------------------------------------------------------------
                                                           $  7,375,000
-----------------------------------------------------------------------
Machinery -- 0.9%
-----------------------------------------------------------------------
Caterpillar, Inc.                             105,000      $  5,735,100
-----------------------------------------------------------------------
                                                           $  5,735,100
-----------------------------------------------------------------------
Manufactured Housing -- 0.7%
-----------------------------------------------------------------------
Clayton Homes, Inc.                           250,000      $  4,275,000
-----------------------------------------------------------------------
                                                           $  4,275,000
-----------------------------------------------------------------------
Medical - Drugs -- 1.9%
-----------------------------------------------------------------------
Pharmacia Corp.                               120,000      $  4,947,600
Wyeth Corp.                                   125,000         7,125,000
-----------------------------------------------------------------------
                                                           $ 12,072,600
-----------------------------------------------------------------------
Medical - Hospitals -- 1.7%
-----------------------------------------------------------------------
Tenet Healthcare Corp.(1)                     150,000      $ 11,005,500
-----------------------------------------------------------------------
                                                           $ 11,005,500
-----------------------------------------------------------------------
Medical Services -- 0.5%
-----------------------------------------------------------------------
Laboratory Corporation of America
Holdings(1)                                    35,000      $  3,472,000
-----------------------------------------------------------------------
                                                           $  3,472,000
-----------------------------------------------------------------------
Metals - Industrial -- 1.9%
-----------------------------------------------------------------------
Alcan Aluminum Ltd.                           175,000      $  6,410,250
Alcoa, Inc.                                   175,000         5,955,250
-----------------------------------------------------------------------
                                                           $ 12,365,500
-----------------------------------------------------------------------
Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Fortune Brands, Inc.                          250,000      $ 13,065,000
-----------------------------------------------------------------------
                                                           $ 13,065,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
-----------------------------------------------------------------------
GlobalSantaFe Corp.                           300,000      $ 10,527,000
-----------------------------------------------------------------------
                                                           $ 10,527,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.7%
-----------------------------------------------------------------------
Anadarko Petroleum Corp.                      200,000      $ 10,764,000
-----------------------------------------------------------------------
                                                           $ 10,764,000
-----------------------------------------------------------------------
Paper and Forest Products -- 1.8%
-----------------------------------------------------------------------
Weyerhaeuser Co.                              200,000      $ 11,922,000
-----------------------------------------------------------------------
                                                           $ 11,922,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.6%
-----------------------------------------------------------------------
Lexmark International, Inc.(1)                 60,000      $  3,586,800
-----------------------------------------------------------------------
                                                           $  3,586,800
-----------------------------------------------------------------------
Publishing -- 1.7%
-----------------------------------------------------------------------
Gannett Co., Inc.                             100,000      $  7,330,000
Knight-Ridder, Inc.                            50,000         3,350,000
-----------------------------------------------------------------------
                                                           $ 10,680,000
-----------------------------------------------------------------------
Restaurants -- 0.6%
-----------------------------------------------------------------------
McDonald's Corp.                              125,000      $  3,550,000
-----------------------------------------------------------------------
                                                           $  3,550,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.4%
-----------------------------------------------------------------------
CVS Corp.                                     225,000      $  7,533,000
Kroger Co. (The)(1)                           350,000         7,969,500
-----------------------------------------------------------------------
                                                           $ 15,502,500
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.9%
-----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)           100,000      $  3,000,000
Target Corporation                            275,000        12,003,750
TJX Companies, Inc.                           375,000        16,342,500
-----------------------------------------------------------------------
                                                           $ 31,346,250
-----------------------------------------------------------------------
Specialty Chemicals -- 0.5%
-----------------------------------------------------------------------
Valspar Corp.                                  75,000      $  3,453,750
-----------------------------------------------------------------------
                                                           $  3,453,750
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Transport - Services -- 1.2%
-----------------------------------------------------------------------
FedEx Corp.(1)                                150,000      $  7,750,500
-----------------------------------------------------------------------
                                                           $  7,750,500
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
Canadian National Railway Co.                  75,000      $  3,588,750
Union Pacific Corp.                            60,000         3,408,000
-----------------------------------------------------------------------
                                                           $  6,996,750
-----------------------------------------------------------------------
Trucks and Parts -- 0.7%
-----------------------------------------------------------------------
Oshkosh Truck Corp.                            75,000      $  4,269,000
-----------------------------------------------------------------------
                                                           $  4,269,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $556,390,364)                          $617,016,542
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 5.8%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp., 1.77%,
5/2/02                                       $  9,932      $  9,931,512
CXC, Inc., 1.82%, 5/3/02                        9,648         9,647,024
General Electric Capital Corp., 1.90%,
5/1/02                                          7,355         7,355,000
Nestle Capital Corp., 1.75%, 5/2/02            10,522        10,521,489
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $37,455,025)                        $ 37,455,025
-----------------------------------------------------------------------
Total Investments -- 101.4%
   (identified cost $593,845,389)                          $654,471,567
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.4)%                   $ (9,051,784)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $645,419,783
-----------------------------------------------------------------------

 ADR-American Depository Receipt

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2002
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $593,845,389)                          $654,471,567
Cash                                               521
Receivable for investments sold             24,947,391
Interest and dividends receivable              574,014
Prepaid expenses                                 2,266
------------------------------------------------------
TOTAL ASSETS                              $679,995,759
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 34,516,041
Payable to affiliate for Trustees' fees            110
Accrued expenses                                59,825
------------------------------------------------------
TOTAL LIABILITIES                         $ 34,575,976
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $645,419,783
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $584,793,605
Net unrealized appreciation (computed on
   the basis of identified cost)            60,626,178
------------------------------------------------------
TOTAL                                     $645,419,783
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2002
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $23,138)                               $ 3,980,475
Interest                                      268,600
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 4,249,075
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,813,039
Trustees' fees and expenses                    11,477
Custodian fee                                 163,726
Legal and accounting services                  14,633
Miscellaneous                                   3,933
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,006,808
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 2,242,267
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,277,719)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,277,719)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $37,686,586
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $37,686,586
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,408,867
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $37,651,134
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2002    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income                  $      2,242,267  $           796,879
   Net realized loss                            (2,277,719)         (28,414,129)
   Net change in unrealized
      appreciation (depreciation)               37,686,586           (9,698,694)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     37,651,134  $       (37,315,944)
-------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by the Eaton Vance
      Tax-Managed Value Fund              $             --  $       371,516,049
   Contributions                               213,965,161          127,707,372
   Withdrawals                                 (48,643,640)         (19,560,359)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    165,321,521  $       479,663,062
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    202,972,655  $       442,347,118
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $    442,447,128  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $    645,419,783  $       442,447,128
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2002      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2001(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.71%(2)                0.70%(2)
   Net investment income                  0.80%(2)                0.69%(2)
Portfolio Turnover                          81%                     45%
-------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.14%                     --
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $645,420                $442,447
-------------------------------------------------------------------------------

 (1) For the period from the start of business, July 23, 2001 to October 31, 2001.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade date basis.

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all

TAX-MANAGED VALUE PORTFOLIO AS OF APRIL 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ending April 30, 2002, the advisory fee amounted to $1,813,039. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $583,403,673 and $438,060,724 respectively, for the six months ended April 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $593,845,389
    ------------------------------------------------------
    Gross unrealized appreciation             $ 64,365,223
    Gross unrealized depreciation               (3,739,045)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 60,626,178
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2002.

7 Transfer of Assets
-------------------------------------------
   Investment operations began on July 23, 2001 with the acquisition of net assets of Eaton Vance Tax-Managed Value Fund of $371,516,049 in exchange for an interest in the Portfolio, including net unrealized appreciation of $32,638,286. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

EATON VANCE TAX-MANAGED VALUE FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED VALUE FUND

Officers

James B. Hawkes
President and Trustee

Willam H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED VALUE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael R. Mach
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF TAX-MANAGED VALUE PORTFOLIO
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED VALUE FUND
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                ----------------
                                 PRIVACY NOTICE
                                ----------------


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



           For more information about Eaton Vance's privacy policies, call:1-800-262-1122





EATON VANCE TAX-MANAGED VALUE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

501-6/02                                                                   TVSRC